Income Tax - Deferred income tax assets and liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deferred taxes [Line Items]
Deferred Taxes	$ (8,587,709)	$ (43,154,394)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	77,980,566	36,789,231
Other comprehensive income	(84,922,739)	(2,222,546)
Deferred tax assets	73,060,615	90,831,479
Offsetting	(70,214,802)	(86,097,600)
Net deferred tax assets	2,845,813	4,733,879
Deferred tax liabilities	(88,590,497)	(99,419,188)
Offsetting	70,214,802	86,097,600
Net deferred tax liabilities	(18,375,695)	(13,321,588)
Allowance for loans losses [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	37,261,464	38,937,416
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(6,884,814)	(1,675,952)
Deferred tax assets	30,376,650	37,261,464
Provisions [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	39,282,173	24,996,082
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(3,676,895)	14,286,091
Deferred tax assets	35,605,278	39,282,173
Loan Commissions [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	3,802,371	3,080,653
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	742,644	721,718
Deferred tax assets	4,545,015	3,802,371
Expenses capitalized for tax purpose [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	(15,067,625)	(13,266,124)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(1,880,788)	(1,801,501)
Deferred tax liabilities	(16,948,413)	(15,067,625)
Property and equipment [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	(40,519,489)	(85,554,395)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(1,228,645)	45,034,906
Deferred tax liabilities	(41,748,134)	(40,519,489)
Investments in debt securities and equity instruments [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	(43,724,517)	(34,759,493)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	98,753,254	(6,742,478)
Other comprehensive income	(84,922,739)	(2,222,546)
Deferred tax liabilities	(29,894,002)	(43,724,517)
Derivatives [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		79,271
Changes Recognized In [Abstract]
Consolidated statement of profit or loss		(79,271)
Deferred tax assets		0
Inflation adjustment [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	7,738,678	22,402,235
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(6,463,673)	(14,663,557)
Deferred tax assets	1,275,005	7,738,678
Unused tax losses [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	2,746,793	925,268
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(1,488,126)	1,821,525
Deferred tax assets	1,258,667	2,746,793
Others [Member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	(107,557)	4,693
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	107,609	(112,250)
Deferred tax assets		0
Deferred tax liabilities	$ 52	$ (107,557)